Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6:-      PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:

Computers and software	$815	$740
Office furniture and equipment	646	689
Leasehold improvements and real estate (1)	322	297
Motor Vehicles	340	397

	2,123	2,123

Computers and software	753	705
Office furniture and equipment	387	352
Leasehold improvements and real estate (1)	223	187
Motor Vehicles Depreciated cost	204	190

	1,567	1,434

Depreciated cost	$556	$689

Depreciation expenses amounted to $163, $171 and $180 for the years ended December 31, 2014, 2013 and 2012, respectively.

(1)	On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is recognized for the duration of the lease agreement.